SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Short-term deposits	$ 98,000	$ 85,000
Short-term deposits, weighted average interest rate	0.85%	1.55%
Impairment losses	0	0	0
Investment in affiliate	200
Share capital held	4.00%
Goodwill impairment loss	0	0	0
Severance expenses	1,051	1,024	1,296
Advertising expense	$ 170	$ 139	$ 67
Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	4.50%
Encouragement of Research and Development Agreement [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	50.00%
Encouragement of Research and Development Agreement [Member] | Minimum [Member]
Encouragement of Research and Development [Line Items]
Percent of royalty obligation	3.50%
Encouragement of Research and Development Agreement [Member] | Maximum [Member]
Encouragement of Research and Development [Line Items]
Percent of OCS participation	100.00%
Percent of royalty obligation	4.50%